Summary of significant accounting policies	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Summary Of Significant Accounting Policies

2. Summary of significant accounting policies

This note provides a list of the significant accounting policies adopted in the preparation of these consolidated financial statements. These accounting policies have been consistently applied to all the years presented, unless otherwise stated. The financial statements are for the Company consisting of Eason Technology Limited, its subsidiaries and variable interest entity.

2.1 Basis of preparation and going concern

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements of the Company have been prepared on a historical cost basis, except for certain financial assets and liabilities measured at fair value.

All amounts disclosed in the consolidated financial statements are rounded to the nearest thousand unless otherwise indicated.

As reported in the accompanying consolidated financial statements, the Company incurred a net loss in the amount of RMB502.1 million ($69.8 million) and net operating cash outflow in the amount of RMB9.1 million ($1.3 million) during the year ended December 31, 2024 and had an accumulated losses of RMB535.2 million ($73.3 million) and a working capital deficit of RMB18.2 million ($2.5 million) as of December 31, 2024.

Management of the Company has evaluated the sufficiency of additional capital resources. Management's plan is to obtain such resources by seeking debt financing and/or third-party equity sufficient to meet its minimal operating expenses. Besides, management has taken immediate and significant mitigating actions to reduce costs and optimize the Company's cash flow and liquidity. Measures includes reducing expenditure through deferring or canceling discretionary spend, freezing non-essential recruitment and securing new round of equity financing to replenish working capital. The Company has also acquired the financial support letter from Mr. Hao Xu, director of the Company, who has expressed the willingness and intention to provide the necessary financial support to the Company. However, there is uncertainty as to whether these plans will be effectively implemented or yield sufficient results.

Accordingly, the Company’s consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they fall due. In the event the Company will not be able to continue as a going concern, adjustments will have to be made to reflect the situation that assets will need to be realised other than in the amounts at which they are currently recorded in the balance sheet. In addition, the Company may have to provide for further liabilities that might arise and to reclassify non-current assets and liabilities as current assets and liabilities.

The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.

2.2 Material accounting policies

The material accounting policies adopted in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

New and amended standards adopted by the Company:

(a)	New standards and amendments applicable 1 January 2024

The Company has applied the following amendments for the first time for its annual reporting period commencing January 1, 2024. These amendments did not have any material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

Amendments to IAS 1	Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants
Amendments to IFRS 16	Lease Liability in Sale and Leaseback
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

(b)	New standards and interpretations not yet adopted

Certain new accounting standards and amendments to accounting standards that have been published that are not mandatory for December 31, 2024 reporting periods and have not been early adopted by the Company are as follows:

Amendments	Effective for annual periods beginning on or after
Amendments to IAS 21: Lack of Exchangeability*	January 1, 2025
Amendments to the IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments*	January 1, 2026
IFRS 18, Presentation and Disclosure in Financial Statements**	January 1, 2027
IFRS 19, Subsidiaries without Public Accountability: Disclosures*	January 1, 2027

*These new standards and amendments are not expected to have a material impact on the Company’s consolidated financial statements.

**Management is currently assessing the detailed implications of applying this new standard on the Company’s consolidated financial statements.

2.3 Basis of consolidation

(i) Subsidiaries

Subsidiaries are entities (including variable interest entity) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Company.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated in preparing the consolidated financial statements. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

(ii) Non-controlling interests

Non-controlling interests in the results and equity of subsidiaries are shown separately in the Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss), the Consolidated Statements of Financial Position and Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) respectively.

2.4 Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

☐	fair values of the assets transferred;

☐	liabilities incurred to the former owners of the acquired business;

☐	equity interests issued by the Company;

☐	fair value of any asset or liability resulting from a contingent consideration arrangement; and

☐	fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are with limited exceptions, measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred.

The excess of the

☐	consideration transferred,

☐	amount of any non-controlling interest in the acquired entity, and

☐

acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

2.5 Segments

The Company’s operations are managed as a single, integrated business, and the Chief Executive Officer (“CEO”), identified as the Company’s Chief Operating Decision Maker (“CODM”), reviews consolidated financial results when making decisions about allocating resources and assessing performance. The Company’s business activities are highly interrelated and hence it does not segregate its business by product, service line, geography, or other factors for internal reporting purposes. Accordingly, the Company has identified a single operating and reportable segment in accordance with the requirements of IFRS 8 Operating Segments.

2.6 Foreign currency translation

(j) Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Chinese Renminbi (RMB), which is the Company’s presentation currency.

(ii) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in the statements of operations and other comprehensive loss.

Foreign exchange gains and losses are presented in the Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) on a net basis within other income or other expenses.

(iii) Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(a) assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of that consolidated statement of financial position;

(b) income and expenses for each consolidated statement of profit or loss and other comprehensive income (loss) are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(c) all resulting exchange differences are recognized in other comprehensive loss.

2.7 Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable for the sales of goods or services in the ordinary course of the Company’s activities.

When another party is involved in providing goods or services to a customer, the Company determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (i.e., the Company is a principal) or to arrange for those goods or services to be provided by the other party (i.e., the Company is an agent).

The Company is a principal if it controls the specified goods or services before those goods or services are transferred to a customer.

The Company is an agent if its performance obligation is to arrange for the provision of the specified goods or services by another party. In this case, the Company does not control the specified goods or services provided by another party before those goods or services are transferred to the customer. When the Company acts as an agent, it recognizes revenue in the amount of any fee or commission to which it expects to be entitled in exchange for arranging for the specified goods or services to be provided by the other party.

Revenue is recognized when or as control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time.

Control of the goods and services is transferred over time if:

•	the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the Company performs;

•	the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or

•	the Company’s performance does not create an asset with an alternative use to the Company, and the Company has an enforceable right to payment for performance completed to date.

If control of the goods or services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

For the year ended December 31, 2024, the Company derived revenue for rending digital security services and real estate management services.

Revenue from digital security services

Revenue from digital security services represents provision of digital security solutions to enterprises (To B) to help protect their critical data and information assets, including design, customization, construction, and installation of software/hardware. The various individual components of the digital security services are interdependent interrelate and function together to deliver a combined output customized system which cannot benefit to each other on a standalone basis deliverable to customer and their value is realized only when they are combined into the functional and integrated solution customized system as a bundle of service. Under the digital security service contracts, the Company typically enters into agreements with customers to deliver (i) customized system; and (ii) warranties covering a period of 1 to 2 years following the system delivery. The customer will sign an acceptance note when they satisfied with the customization system. The contracts specify fixed transaction prices with no variable consideration.

The warranty services are included priced in the contract, and customers have no option and cannot purchase additional warranty independently. These warranties are the guarantees that come with the customized system at no extra cost. They assure the customer that the product will function as promised and these warranties are therefore qualified as assurance-type warranties.

The Company recognized the revenue of digital security service at the point in time of the customer acceptance upon risk and reward transferred to them. The Company controls the product before those goods or services are transferred to the customer and the Company had the discretion in setting prices and holding the inventories risk. Overall, the Company is holding primarily responsible for fulfilling the contract. Therefore, the Company acts as a principal in the transaction and the revenue are recognized on a gross basis.

Revenue from real estate management services

Revenue from real estate management services represents provision of comprehensive management consulting services to property owners and businesses aimed at optimizing their asset management and operational strategies, mainly including provision of M&A and management consulting services. The Company is continuously available to provide services throughout the term and maintains the ability to fulfill service requests as needed. These services represent stand-ready obligations, for which the customer simultaneously receives and consumes the benefits as the Company performs. The Company applies a time-based measure of progress to recognize revenue, as the services are provided evenly over the contract period. Therefore, revenue is recognized on a straight-line basis over the term of the contract, which accurately reflects the transfer of benefits to the customer over time. The Company had the discretion in setting prices and controls the service before the services are transferred to the customer. Overall, the Company is holding primarily responsible for fulfilling scope of services in the contract Therefore, The Company acts as a principal in the transaction and the revenue are recognized on a gross basis.

Before 2024, the Company’s revenue mainly derived from interest of the loan granted through microfinance lending business. In June 2024, the Company divested the microfinance business. There was no interest income from microfinance during the year ended December 31, 2024. The revenue policy of microfinance business refers to Note 2.10 Interest.

2.8 Cost of goods sold

Cost of revenues mainly consists of direct labor cost, server cost and others.

2.9 General and administrative expense

 General and administrative expenses mainly consist of salaries and benefits of management and administrative personnel, rental and related expenses and other general corporate expenses.

2.10 Interest

Interest (IFRS 9 - 2022, 2023 and 2024)

Interest income and expense for all financial instruments are recognized in “Net interest income” as “Interest income” and “Interest expense” in the Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) using the effective interest method. Interest income for financial assets held at amortized cost is recognized in profit or loss using the effective interest method.

The effective interest rate is the rate that exactly discount estimated future cash payments or receipts through the expected life of the financial asset or financial liability (or, where appropriate, a shorter period) to the gross carrying amount of a financial asset (i.e. its amortized cost before any impairment allowance) or to the amortized cost of a financial liability. When calculating the effective interest rate, the Company estimates cash flows considering all contractual terms of the financial instrument but does not consider expected credit losses and includes transaction costs, premiums or discounts and fees and points paid or received that are integral to the effective interest rate, such as origination fees.

When the Company revises the estimates of future cash flows, the carrying amount of the respective financial assets or financial liability is adjusted to reflect the new estimate discounted using the original effective interest rate. Any changes are recognized in profit or loss.

The interest income / interest expense is calculated by applying the effective interest rate to the gross carrying amount of non-credit impaired financial assets (i.e. at the amortized cost of the financial asset before adjusting for any expected credit loss allowance), or at amortized cost of financial liabilities. Interest income for financial assets that are amortized cost that have become credit-impaired subsequent to initial recognition is recognized using the credit adjusted effective interest rate. This rate is calculated in the same manner as the effective interest rate except that expected credit losses are included in the expected cash flows. Interest income is therefore recognized on the amortized cost of the financial asset including expected credit losses. Should the credit risk on a credit-impaired financial asset improve such that the financial asset is no longer considered credit-impaired, interest income recognition reverts to a computation based on the rehabilitated gross carrying value of the financial asset.

A contract modification is a change in the scope or interest rate (or both) of a contract that is approved by the parties to the contract. A contract modification exists when the parties to a contract approve a modification that either creates new or changes existing enforceable rights and obligations of the parties to the contract. When a contract modification is not accounted for as a separate contract, the Company shall account for the contract modification as if it were a part of the existing contract as the remaining services are not distinct and therefore, form part of single performance obligation that is partially satisfied at the date of the contract modification. The effect that the contract modification has on the interest rate, and on the entity’s measure of progress towards complete satisfaction of the performance obligation, is recognized as an adjustment to interest income (either as an increase in or a reduction of interest income) at the date of the contract modification (i.e., the adjustment to interest income is made on a cumulative catch-up basis).

2.11 Lease

The Company, as a lessee, leases office buildings. Lease contracts are typically made for fixed periods of one to two years. Lease is recognized as a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use by the Company.

Contracts may contain both lease and non-lease components. The Company allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets cannot be used as security for borrowing purposes.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable,
•	variable lease payments that are based on a rate, initially measured using the rate as at the commencement date,
•	amounts expected to be payable by the Company under residual value guarantees,
•	the exercise price of a purchase option if the Company is reasonably certain to exercise that option,
•	ease payments to be made under an extension option if the Company is reasonably certain to exercise the option, and
•	payments of penalties for terminating the lease, if the lease term reflects the Company exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Company, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use asset are measured at cost, comprising the following:

•	the amount of the initial measurement of lease liabilities,
•	any lease payments made at or before the commencement date less any lease incentives received,
•	any initial direct costs, and
•	restoration costs.

Right-of-use asset are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Company is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

2.12 Income tax

Income tax expense comprises current and deferred tax. It is recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss).

i. Current tax

Current tax comprises the expected tax payable or receivable on taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantially enacted at the reporting date.

ii. Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognized for deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on business plans for individual subsidiaries and variable interest entity in the Company and the reversal of temporary differences. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantially enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

iii. Tax exposures

In determining the amount of current and deferred tax, the Company considers the impact of tax exposures, including whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Company to change its judgments regarding the adequacy of existing tax liabilities; such changes to tax liabilities would impact tax expense in the period in which such a determination is made.

2.13 Financial assets and financial liabilities (IFRS 9 - 2022, 2023 and 2024 only)

i Initial recognition and measurement

Financial assets and financial liabilities are recognized when the entity becomes a party to the contractual provisions of the instrument.

At initial recognition, the Company measures a financial asset or financial liability at its fair value plus or minus transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset or financial liability, such as fees and commissions. Immediately after initial recognition, an expected credit loss allowance is recognized for financial assets measured at amortized cost, which results in an accounting loss being recognized in profit or loss when an asset is newly originated.

ii Classification and subsequent measurement

Management determines the classification of its financial assets and liabilities at initial recognition of the instrument or, where applicable, at the time of reclassification.

Financial assets

From January 1, 2018, the Company has applied IFRS 9 and classifies its financial assets into amortized cost measurement category. The Company’s financial assets that are held to collect the contractual cash flows and which contain contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) are measured at amortized cost.

Financial liabilities

The Company classifies its financial liabilities as measured at amortized cost.

iii Derecognition

Financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

In transactions in which the Company neither retains or transfers substantially all of the risks and rewards of ownership of a financial asset and its retains control over the asset, the Company continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire.

iv Amortized cost measurement

The “amortized cost” of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured at initial recognition, minus principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between the initial amount and the maturity amount and, for financial assets, adjusted for any loss allowance.

v. Identification and measurement of impairment

IFRS 9 outlines a “three-stage” model for impairment based on changes in credit quality since initial recognition as summarized below:

☐	A financial instrument that is not credit-impaired on initial recognition is classified in “Stage 1” and has its credit risk continuously monitored by the Company.

☐	If a significant increase in credit risk since initial recognition is identified, the financial instrument is moved to “Stage 2” but is not yet deemed to be credit-impaired.

☐	If the financial instrument is credit-impaired, the financial instrument is then moved to “Stage 3”.

☐

Financial instruments in Stage 1 have their expected credit loss measured at an amount equal to the portion of lifetime expected credit losses that result from default events possible within the next 12 months. Financial instruments in Stages 2 or 3 have their expected credit loss measured based on expected credit losses on a lifetime basis.

☐	A pervasive concept in measuring expected credit loss in accordance with IFRS 9 is that it should consider forward looking information.

Significant increase in credit risk

The Company monitors its financial assets that are subject to the impairment requirements to assess whether there has been a significant increase in credit risk since initial recognition. If there has been a significant increase in credit risk the Company will measure the loss allowance based on lifetime rather than 12-month expected credit loss. The Company’s accounting policy is not to use the practical expedient that financial assets with “low” credit risk at the reporting date are deemed not to have had a significant increase in credit risk. As a result, the Company monitors all financial assets that are subject to impairment for significant increase in credit risk.

In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Company compares the risk of a default occurring on the financial instrument at the reporting date based on the remaining maturity of the instrument with the risk of a default occurring that was anticipated for the remaining maturity at the current reporting date when the financial instrument was first recognized. In making this assessment, the Company considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort, based on the Company’s historical experience and expert credit assessment including forward-looking information.

The quantitative information is a primary indicator of significant increase in credit risk and is based on the change in lifetime probability of default by comparing:

☐	the remaining lifetime probability of default at the reporting date; with

☐	the remaining lifetime probability of default for this point in time that was estimated based on facts and circumstances at the time of initial recognition of the exposure.

The probability of defaults used are forward looking and the Company uses the same methodologies and data used to measure the loss allowance for expected credit loss.

The qualitative factors that indicate significant increase in credit risk are reflected in probability of default models on a timely basis.

Given that a significant increase in credit risk since initial recognition is a relative measure, a given change, in absolute terms, in the probability of default will be more significant for a financial instrument with a lower initial probability of default than compared to a financial instrument with a higher probability of default.

As a back-stop when an asset becomes 30 days past due, the Company considers that a significant increase in credit risk has occurred and the asset is in stage 2 of the impairment model, i.e. the loss allowance is measured as the lifetime expected credit loss.

Credit-impaired financial assets

A financial asset is “credit-impaired” when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Credit-impaired financial assets are referred to as Stage 3 assets. Evidence of credit-impairment includes observable data about the following events:

☐	Significant financial difficulty of the borrower;

☐	a breach of contract such as a default or past due event; or

☐

the lender of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession that the lender would not otherwise consider.

It may not be possible to identify a single discrete event - instead, the combined effect of several events may have caused financial assets to become credit-impaired.

A loan is considered credit-impaired when a concession is granted to the borrower due to a deterioration in the borrower’s financial condition, unless there is evidence that as a result of granting the concession the risk of not receiving the contractual cash flows has reduced significantly and there are no other indicators of impairment. For financial assets where concessions are contemplated but not granted the asset is deemed credit impaired when there is observable evidence of credit-impairment including meeting the definition of default. The definition of default (see below) include unlikeliness to pay indicators.

Definition of default

Critical to the determination of expected credit loss is the definition of default. The definition of default is used in measuring the amount of expected credit loss and in the determination of whether the loss allowance is based on 12-month or lifetime expected credit loss, as default is a component of the probability of default which affects both the measurement of expected credit losses and the identification of a significant increase in credit risk.

The Company considers the following as constituting an event of default:

☐	the borrower is past due more than nine months on any material credit obligation to the Company; or

☐	the borrower is unlikely to pay its credit obligations to the Company in full.

When assessing if the borrower is unlikely to pay its credit obligation, the Company takes into account both qualitative and quantitative indicators. Quantitative indicators, such as overdue status and non-payment on another obligation of the same counterparty are key inputs in this analysis. The Company uses a variety of sources of information to assess default which are either developed internally or obtained from external sources.

Objective evidence of impairment

At each reporting date, the Company assesses whether there is objective evidence that financial assets are impaired. A financial asset or a group of financial assets is impaired when objective evidence demonstrates that a loss event has occurred after the initial recognition of the assets and that the loss event has an impact on the future cash flows of the assets and that the loss event has an impact on the future cash flows of the assets that can be estimated reliably.

Objective evidence that financial assets are impaired includes:

☐	significant financial difficulty of the borrower;

☐	default or delinquency by a borrower;

☐	the restructuring of a loan by the Company on terms that the Company would not consider otherwise;

☐	indications that a borrower will enter bankruptcy; or

☐	observable data relating to a group of assets such as adverse changes in the payment status of borrowers in the Company, or economic conditions that correlate with defaults in the Company.

The Company recognizes loss allowance for expected credit loss on loan receivables.

Expected credit losses are required to be measured through a loss allowance at an amount equal to:

☐

12-month expected credit loss, i.e. lifetime expected credit loss that result from those default events on the financial instrument that are possible within 12 months after the reporting date, (referred to as Stage 1); or

☐	Full lifetime expected credit loss, i.e. lifetime expected credit loss that result from all possible default events over the life of the financial instrument, (referred to as Stage 2 and Stage 3).

A loss allowance for full lifetime expected credit loss is required for a financial instrument if the credit risk on that financial instrument has increased significantly since initial recognition. For all other financial instruments, expected credit losses are measured at an amount equal to the 12-month expected credit loss.

Expected credit losses are computed as unbiased, a probability-weighted estimate of the present value of credit losses. These are measured as the present value of the difference between the cash flows due to the Company under the contract and the cash flows that the Company expects to receive by evaluating a range of reasonably possible outcomes, the time value of money, and considering all reasonable and supportable information including that which is forward-looking, discounted at the asset’s effective interest rate.

For Stage 1 and 2 loans, the estimate of expected cash shortfalls over the life time of the loans is determined by multiplying the probability of default (“PD”) with the loss given default (“LGD”).

For credit-impaired financial instruments (Stage 3 loans), the estimate of cash shortfalls may require the use of expert credit judgment. Cash shortfalls are discounted using the effective interest rate on the financial instrument as calculated at initial recognition.

The Company’s initial contractual loan terms are within 12 months. For simplification purpose, for Stage 1 and Stage 2 loans, the Company recognized the expected credit losses for the lifetime of the loans.

Stage 1: Expected credit losses are recognized at the time of initial recognition of a financial instrument and represent the lifetime cash shortfalls arising from possible default events for the life of loan from the balance sheet date. Expected credit losses continue to be determined on this basis until there is either a significant increase in the credit risk of an instrument or the instrument becomes credit-impaired.

Stage 2: If a financial asset experiences a significant increase in credit risk since initial recognition, an expected credit loss provision is recognized for default events that may occur over the lifetime of the asset. Significant increase in credit risk is assessed by comparing the risk of default of an exposure at the reporting date to the risk of default at origination (after taking into account the passage of time). Significant does not mean statistically significant nor is it assessed in the context of changes in expected credit loss. Whether a change in the risk of default is significant or not is assessed using a number of quantitative and qualitative factors, the weight of which depends on the type of product and counterparty. Financial assets that are 30 or more days past due and not credit-impaired will always be considered to have experienced a significant increase in credit risk.

Stage 3: Financial assets that are credit-impaired (or in default) represent those that are past due more than the historical average collection period for past due loans, but not to exceed the original contractual loan terms. Financial assets are also considered to be credit-impaired where the obligors are unlikely to pay on the occurrence of one or more observable events that have a detrimental impact on the estimated future cash flows of the financial asset. It may not be possible to identify a single discrete event but instead the combined effect of several events may cause financial assets to become credit-impaired.

Loss provisions against credit-impaired financial assets are determined based on an assessment of the recoverable cash flows under a range of scenarios, including the realization of any collateral held where appropriate. The loss provisions held represent the difference between the present value of the cash flows expected to be recovered, discounted at the instrument’s original effective interest rate, and the gross carrying value of the instrument prior to any credit impairment.

2.14 Cash, cash equivalents and restricted cash

For the purpose of the consolidated cash flow statements, cash, cash equivalents and restricted cash consist of balances with banks and restricted cash with banks.The restricted cash related to cash deposits in the bank accounts that are frozen by court order as former VIE, Chutian was subject to multiple legal proceedings, administrative proceedings, claims and other litigation as a result of overdue payments to service providers and loans payable to the lenders.

2.15 Trade receivable

Trade receivable are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within one year (or in the normal operating cycle of the business if longer) and are therefore all classified as current.

Trade receivable are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Company holds trade receivable with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method, less loss allowance.

For trade receivable, the Company applies the IFRS 9 simplified approach to measuring ECLs, which uses a lifetime expected loss allowance for trade receivable. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Impairment losses on trade receivable are presented as “Impairment losses, net” within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

 2.16 Prepaid expenses

Prepaid expenses represent to advances to the suppliers for providing services to the Company. The suppliers usually require advance payment when the Company orders services and prepaid expenses will be utilized to offset the Company's future payments. These amounts are unsecured, non-interest bearing and generally short-term in nature.

2.17 Property, plant and equipment

Property, plant and equipment are initially measured at cost. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to the working condition and location for its intended use. Expenditure incurred after property, plant and equipment have been put into operation, such as repairs and maintenance, is normally expensed in the period in which incurred.

Property, plant and equipment are subsequently measured at cost less accumulated depreciation. Property, plant and equipment are depreciated on a straight-line basis, considering any estimated residual value, over the estimated useful lives of the assets. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The estimated useful lives of the assets are as follows:

Estimated useful life
Property	20 years
Leasehold improvement	5 years
Vehicles	5 years
Office equipment and furniture	3-5 years

2.18 Intangible asset

Acquired computer software is stated at historical cost less accumulated amortization and accumulated impairment losses (if any). Historical cost includes expenditure that is directly attributable to the acquisition of the items. Costs associated with maintaining software programs are expensed as incurred.The Company amortizes computer software with a finite useful life, using the straight-line method, over five years.

Cost of acquisition of land use rights is capitalised and amortised on a straight-line basis over the lease terms of the land use rights of 40 years.

Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at fair value at the acquisition date (which is regarded as their cost). Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful life are carried at cost less accumulated amortization and accumulated impairment losses (if any).

Research expenditure and development expenditure that do not meet the criteria for capitalization are expensed as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

2.19 Impairment of non-financial assets

Internal and external information is reviewed at the end of each reporting period, or whenever events or changes in circumstances indicate that the carrying amount might not be recoverable, to identify indications that the following assets might be impaired or, except in the case of goodwill, an impairment loss previously recognized no longer exists or might have decreased:

•	Right-of-use asset,

•	Property, plant and equipment, and

•	Intangible assets

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. Impairment tests are performed annually for CGUs containing goodwill, intangible assets that are not yet available for use and intangible assets with indefinite useful life whether or not there is any indication of impairment.

(a)  Calculation of recoverable amount

The recoverable amount of an asset is the higher of its fair value less costs of disposal and value-in-use. Fair value less costs of disposal is the amount obtainable from the sale of an asset in an arm’s length transaction between knowledgeable, willing parties, less the costs of disposal. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a CGU).

(b)  Recognition of impairment losses

An impairment loss is recognized in the consolidated statements of profit or loss and other comprehensive income (loss) whenever the carrying amount of an asset, or the CGU to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amount of the other assets in the CGU on a pro rata basis, except that the carrying amount of an asset will not be reduced below its individual fair value less costs of disposal, or value-in-use, if determinable.

(c)  Reversals of impairment losses

In respect of assets other than goodwill, an impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not allowed to be reversed. A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to the consolidated statements of profit or loss and other comprehensive income (loss) in the period in which the reversals are recognized. For interim periods, the Company applies the same impairment testing, recognition, and reversal criteria as it would at the end of the financial year. Impairment losses recognized in an interim period in respect of goodwill are not reversed in a subsequent period. This is the case even if no loss, or a smaller loss, would have been recognized had the impairment been assessed only at the end of the financial year to which the interim period relates.

2.20 Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

 2.21 Trade and other payable

Trade and other payables represent liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. These amounts are presented as current liabilities, unless payment is not due within

12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

2.22 Share-based payments

In December 2010, the Company established the 2010 Equity Incentive Plan to help recruit and retain key employees, directors or consultants by providing incentives through the granting of equity awards. Under the 2010 Equity Incentive Plan, the Company may issue equity awards in the form of share options, restricted shares, or share appreciation rights. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards is 23,200,000. For the years ended December 31, 2019 and 2020, a total of 269,252 and 1,069,615 ordinary shares were issued to certain directors and a key employee as a share-based compensation, respectively. The Company’s board of directors adopted the 2022 Equity Incentive Plan in July, effective as of July 8, 2022, provide additional incentives to employees, directors and consultants and promote the success of our business. Under the 2022 Equity Incentive Plan, or 2022 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards shall be 384,000,000 ordinary shares. There is no share-based compensation for the years ended December 31, 2022, 2023 and 2024.

The Company recognizes share-based compensation in relation to awards issued under the 2010 and 2022 Equity Incentive Plan in the Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) based on the fair value of the equity awards on the date of the grant, and considering any applicable performance criteria and estimated forfeitures, with compensation expense recognized over the period in which the recipient is required to provide service to the Company in exchange for the equity award.

The estimation of share awards that ultimately vest requires judgment, and to the extent actual results differ from estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company will consider various factors when estimating expected forfeitures, including historical experience. Actual results may differ substantially from these estimates.

The fair value of share options granted to employees and directors under the 2010 and 2022 Equity Incentive Plan is determined using option pricing models, which consider the exercise price relative to the market value of the underlying shares, the expected share price volatility, the risk-free interest rate and the dividend yield, and the estimated period of time option grants are outstanding before they are ultimately exercised.

For shares granted to employees, the fair value of the shares is measured as the difference between the market price of the Company’s ordinary shares, adjusted to take into account the terms and conditions upon which the shares were granted (except for vesting conditions that are excluded from the measurement of fair value) and the purchase price of the grant. Adjustments to the market price of the ordinary shares could arise, for example, if the employee is not entitled to receive dividends during the vesting period.

2.23 Social benefits contributions

Pursuant to the relevant regulations of the PRC government, the Company’s PRC subsidiaries participate in a local municipal government social benefits plan, and is required to contribute a certain percentage of the basic salaries of its employees to fund their retirement benefits. The local municipal government undertakes to assume the retirement benefits obligations of all existing and future retired employees. The Company’s only obligation is to pay the ongoing required contributions. Contributions are charged to expense as incurred. There are no provisions whereby forfeited contributions may be used to reduce future contributions. Amounts contributed during the years ended December 31, 2022, 2023 and 2024, are discussed in Note 10.

2.24 Value added tax (“VAT”)

Interest income in the PRC are subject to VAT at 6% (output VAT). Input tax on purchases can be deducted from output VAT. The net amount of VAT recoverable from, or payable to, the taxation authority is included as part of other receivables or other payables in the Consolidated Statement of Financial Position. Revenues, expenses and assets are recognized net of VAT except:

☐

where the VAT incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the VAT is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

☐	receivables and payables are stated with VAT included.

2.25 Loans payable

Loans payable represent to loans granted by relevant financial institutions. The Company has utilized these borrowings to provide loan facilities to micro sized enterprises, SMEs, sole proprietors and individuals.

2.26 Convertible notes payable

Convertible notes payable that can be converted into ordinary shares at the option of the holder, where the number of shares to be issued is fixed, are accounted for as compound financial instruments, i.e. they contain both a liability component and an equity component.

At initial recognition the liability component of the convertible notes payable is measured at fair value based on the future interest and principal payments, discounted at the prevailing market rate of interest for similar non-convertible instruments. The equity component is the difference between the initial fair value of the convertible notes as a whole and the initial fair value of the liability component. Transaction costs that relate to the issue of a compound financial instrument are allocated to the liability and equity components in proportion to the allocation of proceeds.

The liability component is subsequently carried at amortised cost. Interest expense recognised in profit or loss on the liability component is calculated using the effective interest method. The equity component is recognised in the capital reserve until either the bonds are converted or redeemed.

If the notes are converted, the capital reserve, together with the carrying amount of the liability component at the time of conversion, is transferred to share capital and share premium as consideration for the shares issued. If the notes are redeemed, the capital reserve is released directly to retained profits.

2.27 Share capital

The transaction costs of an equity transaction are accounted for as a deduction from equity (net of any related income tax benefit) to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. These incremental costs include registration and other regulatory fees, amounts paid to legal, accounting and other professional advisors, printing costs and stamp duties, excluding management salaries, items normally included in general and administrative expenses or other recurring costs. Specifically, legal and accounting fees do not include any fees that would have been incurred in the absence of such issuance.

2.28 Statutory reserve

In accordance with the relevant regulations and their articles of subsidiaries of the Company incorporated in PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the statutory reserve until the reserve has reached 50% of the relevant subsidiary's registered capital. The reserve can only be used for the specific purposes and are not transferable to the Company in the forms of loans, advances or cash dividends. For the years ended December 31, 2023 and 2024, nil and RMB0.3 million was appropriated to the statutory reserve by the Company.

2.29 General risk reserve

General risk reserve is referred to as the reserve fund that is created by keeping aside a part of profit earned by the business during the course of an accounting period for fulfilling various business needs like meeting contingencies, offsetting future losses, enhancing the working capital, etc. For the years ended December 31, 2023 and 2024, no appropriations to the general reserve have been made by the Company.

2.30 Earnings/(loss) per shares

The Company presents basic and diluted earnings/(loss) per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss that is attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss that is attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares.